Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consisted of the following as of March 31, 2026 and 2025:

	As of March 31,
	2026	2025

Machinery	$781,541	$742,909
Vehicles	84,758	80,568
Electric equipment	150,778	143,325
Office equipment	80,483	76,505
Leasehold improvement	1,640,872	1,559,764
Total property plant and equipment, at cost	2,738,432	2,603,071
Less: accumulated depreciation	(2,203,651)	(2,027,478)
Less: accumulated impairment	(417,678)	(397,032)
Total property, plant and equipment, net	$117,103	$178,561